Financial Instrument Risk Management (Details) - Schedule of contractual maturities financial liabilities	Mar. 31, 2023 USD ($)
Within one year [Member]
Financial Instrument Risk Management (Details) - Schedule of contractual maturities financial liabilities [Line Items]
Accounts payable and accrued liabilities	$ 2,862,472
Defered payment for intellectual property acquisition	286,294
Convertible debt	43,603
Convertible debt - related party	32,589
Silent partnerships	969,228
Lease liabilities	450,693
Total	4,644,879
More than one year [Member]
Financial Instrument Risk Management (Details) - Schedule of contractual maturities financial liabilities [Line Items]
Accounts payable and accrued liabilities
Defered payment for intellectual property acquisition	950,821
Convertible debt
Convertible debt - related party
Silent partnerships	558,801
Lease liabilities	1,106,658
Total	2,616,280
More than five years [Member]
Financial Instrument Risk Management (Details) - Schedule of contractual maturities financial liabilities [Line Items]
Accounts payable and accrued liabilities
Defered payment for intellectual property acquisition
Convertible debt
Convertible debt - related party
Silent partnerships
Lease liabilities	544,157
Total	$ 544,157